NOTES RECEIVABLE (Details) - USD ($) $ in Millions	Jun. 22, 2026	Jun. 09, 2026	Apr. 23, 2026	Jun. 30, 2026
Ferrox Critical Minerals ("Ferrox")
NOTES RECEIVABLE
Principal amount of notes receivable provided	$ 2.5		$ 2.3	$ 6.5
Accrued interest (in %)	5.00%		5.00%
Fair market value	$ 80.0	$ 80.0	$ 80.0	$ 6.2
Origination fee paid	$ 0.2		$ 0.2
SRX Global, Inc
NOTES RECEIVABLE
Principal amount of notes receivable provided		$ 1.5
Accrued interest (in %)		10.00%